SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933
Post-Effective Amendment No. 32

and

Registration Statement Under the Investment Company Act of 1940
Amendment No. 33

SCM TRUST

(Exact Name of Registrant as Specified in its Charter)

1875 Lawrence Street, Suite 300, Denver, CO 80202
(Address of Principal Executive Office)

Registrant's Telephone Number: (415) 398-2727

STEPHEN C. ROGERS

1875 Lawrence Street, Suite 300, Denver, CO 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

|X|	immediately upon filing pursuant to Rule 485(b)

|_|	on (date) pursuant to Rule 485(b)

|_|	60 days after filing pursuant to Rule 485(a)(1)

|_|	75 days after filing pursuant to Rule 485(a)(2)

|_|	on (date) pursuant to Rule 485(a)

Please Send Copy of Communications to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Telephone: (303) 892-7381

EXPLANATORY NOTE

This Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post- Effective Amendment No. 32 filed February 28, 2020 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, the State of Colorado, on March 13, 2020.

SCM TRUST

(Registrant)

By	/s/ Stephen C. Rogers*
Stephen C. Rogers, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Stephen C. Rogers**	Chairman of the Board	March 13, 2020
Stephen C. Rogers	and Trustee

/s/ Kevin T. Kogler**	Trustee	March 13, 2020
Kevin T. Kogler

/s/ Stephen H. Sutro**	Trustee	March 13, 2020
Stephen H. Sutro

/s/ Marco L. Quazzo**	Trustee	March 13, 2020
March L. Quazzo

*	Signed by Gregory T. Pusch pursuant to Secretary’s Certificate pursuant to Rule 483(b), filed with Post-Effective Amendment as filed on February 28, 2020.

**	Signed by Gregory T. Pusch pursuant to Powers of Attorney filed by Post-Effective Amendment to the Registration Statement as filed on August 4, 2017.